Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000222461 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Class K Shares
Trading Symbol	BKMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$40	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 7,997,975,058
Holdings Count | Holding	2,952
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).

C000202322 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor C Shares
Trading Symbol	BMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$94	1.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.90%	[2]
Net Assets	$ 7,997,975,058
Holdings Count | Holding	2,952
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).

C000202321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor A Shares
Trading Symbol	BAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$60	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[3]
Net Assets	$ 7,997,975,058
Holdings Count | Holding	2,952
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).

C000202323 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Institutional Shares
Trading Symbol	BIMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[4]
Net Assets	$ 7,997,975,058
Holdings Count | Holding	2,952
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,997,975,058
Number of Portfolio Holdings	2,952
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	55.8%
Non-Agency Mortgage-Backed Securities	27.2%
U.S. Government Sponsored Agency Securities	11.1%
Common Stocks	8.0%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.3%
Capital Trusts	1.2%
Money Market Funds	0.2%
TBA Sale Commitments	(0.2)%
Liabilities in Excess of Other Assets	(7.1)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Financials	12.6%	3.1%	15.7%
Consumer Discretionary	7.3%	4.3%	11.6%
Industrials	6.2%	2.5%	8.7%
Health Care	6.0%	1.9%	7.9%
Information Technology	4.7%	2.8%	7.5%
Energy	4.5%	2.4%	6.9%
Consumer Staples	3.8%	2.2%	6.0%
Materials	4.1%	1.6%	5.7%
Communication Services	3.7%	1.3%	5.0%
Utilities	3.3%	1.0%	4.3%
Real Estate	1.8%	0.6%	2.4%
Other(d)	18.3%	—%	18.3%
	76.3	23.7	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.6%), Non-Agency Mortgaged-Backed Securities (12.6%) and U.S. Government Sponsored Agency Obligations (5.1%).

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.